Reserves - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Net changes In legal reserve	€ (886)	€ 386	€ (777)